Regulatory Assets and Liabilities - Narrative Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Individually less than
Regulatory Liabilities [Line Items]
Threshold amount, individually less than		$ 40
Renewable energy surcharge (vii) | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)		15.00%
Electric and gas moderator account (viii) | Central Hudson
Regulatory Liabilities [Line Items]
Approved rate (period)	3 years